                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.):    [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Management, LLC
Address:  110 East 59th Street, 30th Floor
          New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Grizzetti
Title:    Chief Financial Officer
Phone:    (212) 771-1206

Signature, Place, and Date of Signing:

         /s/ John Grizzetti             New York, New York    November 14, 2005
    -------------------------------- ----------------------  ------------------
/s/ by John Grizzetti   with Express      [City, State]           [Date]
      Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

----------
* Reports Holdings for which confidential treatment is required.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:              43
Form 13F Information Table Value Total:       $ 595,941

                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
----------------------     --------------  ---------  --------   -------------------------- ---------- --------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                       VALUE       SHRS OR             PUT/  INVESTMENT  [OTHER   ------------------
    NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000)     PRN AMT     SH/PRN  CALL  DISCRETION MANAGERS] SOLE  SHARED  NONE
----------------------     --------------  ---------  --------    ----------  -------- ----  ---------- --------- ----  ------  ----
ALTRIA GROUP INC            COMMON STOCK   02209S103    95,824     1,300,007                    SOLE               X

ALTRIA GROUP INC           OPTION - CALLS  0220939AP     7,371        16,200           CALL     SOLE

ALTRIA GROUP INC           OPTION - CALLS  0220939AR     5,550        30,000           CALL     SOLE

ARCH COAL INC               COMMON STOCK   039380100       695        10,300                    SOLE               X

ASM INTERNATIONAL N.V.      COMMON STOCK   N07045102     1,086        77,000                    SOLE               X
BURLINGTON NORTHERN
SANTA FE CORP               COMMON STOCK   12189T104       335         5,600                    SOLE               X
BURLINGTON NORTHERN
SANTA FE CORP              OPTION - CALLS  12189T9DL     1,552         3,200           CALL     SOLE
BURLINGTON RESOURCES
INC                         COMMON STOCK   122014103       569         7,000                    SOLE               X
CATALYTICA ENERGY SYS
INC                         COMMON STOCK   148884109        12         8,394                    SOLE               X

CHEVRON CORPORATION        OPTION - CALLS  1667689AN     2,153        14,350           CALL     SOLE

CHEVRON CORPORATION         COMMON STOCK   166764100       544         8,400                    SOLE               X
CITADEL BROADCASTING
CORP                        COMMON STOCK   17285T106    13,214       962,400                    SOLE               X
EMMIS COMMUNICATIONS
CORP CLASS A                COMMON STOCK   291525103    25,426     1,150,500                    SOLE               X
ENSCO INTERNATIONAL
INC                         COMMON STOCK   26874Q100    60,096     1,289,883                    SOLE               X

FRONTLINE LTD              OPTION - CALLS  G3682E9KI        14            70           CALL     SOLE

GOLAR LNG LTD               COMMON STOCK   G9456A100     9,099       703,166                    SOLE               X

GOLDEN ENTERPRISES          COMMON STOCK   381010107     2,303       511,832                    SOLE               X
HUDSON CITY BANCORP
INC                         COMMON STOCK   443683107       274        23,000                    SOLE               X


       COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
----------------------     --------------  ---------  --------   -------------------------- ---------- --------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                       VALUE       SHRS OR             PUT/  INVESTMENT  [OTHER   ------------------
    NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000)     PRN AMT     SH/PRN  CALL  DISCRETION MANAGERS] SOLE  SHARED  NONE
----------------------     --------------  ---------  --------     ---------  -------- ----  ---------- --------- ----  ------  ----
KAMAN CORP CLASS A         COMMON STOCK    483548103        61         3,000                    SOLE               X

KEY ENERGY SERVICES INC    COMMON STOCK    492914106    43,539     2,951,800                    SOLE               X
LIBERTY GLOBAL INC
CLASS A                    COMMON STOCK    530555101     6,231       230,000                    SOLE               X

MCDATA CORP CLASS A        COMMON STOCK    580031201       157        30,000                    SOLE               X

                              2.25%
                           CONVERTIBLE
                           SUBORDINATED
MCDATA CORP                   NOTES        580031AD4    14,471    16,730,000                    SOLE               X

MCDERMOTT INTL             COMMON STOCK    580037109    29,865       815,770                    SOLE               X

MDS INC                    COMMON STOCK    55269P302    34,344     1,912,230                    SOLE               X

                               1.25%
                            CONTINGENT
                            CONVERTIBLE
MEDTRONIC INC.              DEBENTURES     585055AD8    54,956    55,025,000                    SOLE               X

METALLICA RESOURCE INC     COMMON STOCK    59125J104       121        78,000                    SOLE               X

OCCULOGIX, INC.            COMMON STOCK    67461T107     5,312       831,283                    SOLE               X

PHOENIX COS INC.           COMMON STOCK    71902E109     7,847       643,200                    SOLE               X
PNC FINANCIAL SERVICES
GROUP                      COMMON STOCK    693475105    25,135       433,205                    SOLE               X

PRIDE INTERNATIONAL INC.   COMMON STOCK    74153Q102       456        16,000                    SOLE               X

REDDY ICE HOLDINGS INC.    COMMON STOCK    75734R105       472        23,000                    SOLE               X

RELIANT ENERGY, INC.       COMMON STOCK    75952B105    27,656     1,791,200                    SOLE               X

SBS BROADCASTING S,A,      COMMON STOCK    L8137F102    16,944       311,700                    SOLE               X

SHOPPING.COM, LTD.         COMMON STOCK    M8405Q102    13,757       656,041                    SOLE               X

SOFTBRANDS, INC.           COMMON STOCK    83402A107     3,542     1,968,019                    SOLE               X

SOUTHERN UNION CO.         COMMON STOCK    844030106    12,209       473,775                    SOLE               X

TESORO CORPORATION         COMMON STOCK    881609101       269         4,000                    SOLE               X

TIME WARNER INC.           COMMON STOCK    887317105       127         7,000                    SOLE               X

TXU CORP.                  COMMON STOCK    873168108       587         5,200                    SOLE               X

       COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4            COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
----------------------     --------------  ---------  --------  --------------------------- ---------- --------- ------------------
                                                                                                                  VOTING AUTHORITY
                                                       VALUE       SHRS OR             PUT/  INVESTMENT  [OTHER   ------------------
    NAME OF ISSUER         TITLE OF CLASS     CUSIP   (X$1000)     PRN AMT    SH/PRN   CALL  DISCRETION MANAGERS] SOLE  SHARED  NONE
----------------------     --------------  ---------  --------  ------------ --------  ----  ---------- --------- ----  ------  ----
WESTFIELD FINANCIAL,
INC.                       COMMON STOCK    96008D101       242        10,300                    SOLE                X
WILLIAMS PARTNERS L. P.    COMMON STOCK    96950F104       478        14,700                    SOLE                X
YORK INTERNATIONAL CORP.   COMMON STOCK    986670107    71,046     1,267,086                    SOLE                X